Consolidated Statements of Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses from mining business [abstract]
Revenues	$ 524,972	$ 391,609
Cost of sales
Production costs	(317,618)	(285,392)
Depletion and amortization	(56,940)	(51,982)
Earnings from mining operations	150,414	54,235
General and administrative	(13,465)	(12,056)
Share-based compensation expense	(5,919)	(3,807)
Project evaluation expense	(1,721)	(543)
(Loss) gain on derivatives	(4,919)	16,274
Other income	731	1,758
Income before financing costs and income taxes	125,121	55,861
Finance expenses, net	(49,894)	(45,209)
Foreign exchange gain (loss)	11,430	(29,791)
Gain on Cariboo acquisition	46,212	0
Income (loss) before income taxes	132,869	(19,139)
Income tax expense	(50,143)	(6,832)
Net income (loss)	82,726	(25,971)
Items that will remain permanently in other comprehensive (loss) income:
Loss on financial assets	(1,235)	(541)
Items that may in the future be reclassified to profit (loss):
Foreign currency translation reserve	(9,000)	20,684
Total other comprehensive (loss) income	(10,235)	20,143
Total comprehensive income (loss)	$ 72,491	$ (5,828)
Earnings (loss) per share
Basic	$ 0.29	$ (0.09)
Diluted	$ 0.28	$ (0.09)
Weighted average shares outstanding (thousands)
Basic	288,560	286,236
Diluted	290,979	286,236